CONDENSED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 2,992,795	$ 6,393,390	$ 25,986,159	$ 16,915,460
Adjustments to reconcile net income to net cash used in operating activities:
Investment income earned on investments held in Trust Account	(5,698,441)	(6,848,902)	(27,761,686)	(18,038,352)
Changes in operating assets and liabilities:
Prepaid expenses	35,366	41,252	384,287	(508,750)
Accrued expenses	2,343,906	137,480	418,715	271,633
Due to related party	8,369	15,000	42,721	7,500
Net cash used in operating activities	(318,005)	(261,780)	(929,804)	(1,352,509)
Cash flows from investing activities:
Cash deposited in Trust Account			0	(505,000,000)
Net cash used in investing activities			0	(505,000,000)
Cash flows from financing activities:
Proceeds received from initial public offering, gross			0	500,000,000
Proceeds received from sale of private placement warrants			0	14,300,000
Proceeds received from overfunding loans			0	5,000,000
Repayment of promissory note			0	(366,781)
Payment of underwriter and advisory fee			0	(10,000,000)
Payment of offering costs			0	(675,587)
Net cash provided by financing activities			0	508,257,632
Net change in cash	(318,005)	(261,780)	(929,804)	1,905,123
Cash – beginning of period	975,319	1,905,123	1,905,123	0
Cash – end of period	$ 657,314	$ 1,643,343	975,319	1,905,123
Supplemental Cash Flow Information [Abstract]
Offering costs included in accrued expenses			0	(270,391)
Deferred offering costs paid by Sponsor through promissory note			0	133,538
Deferred underwriting and advisory fees			$ 0	$ 17,500,000